COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES
Schedule of future commitments amount on an undiscounted basis for all the planned expenditures to be carried out in kruh, citarum and rangkas blocks

		Future commitments
	Nature of			2022 and
	commitments	2020	2021	beyond
Kruh Block TAC
Operating lease commitments	(a)	$358,400	$—	$—
Abandonment and site restoration	(b)	158,214	—	—
Total commitments -Kruh TAC		$516,614	$—	$—
Citarum Block PSC
Environmental baseline assessment	(c)	$29,793	$—	$—
G&G studies	(c)	68,686	233,088	—
2D seismic	(c)	—	3,300,000	—
Total commitments -Citarum PSC		$98,479	$3,533,088	$—
Kruh Block KSO
Operating lease commitments	(a)	$83,639	$—	$—
G&G studies	(c)	150,000	300,000	—
Sand Fracturing	(c)	200,000	—	—
2D seismic	(c)	—	1,250,000	—
3D seismic	(c)	—	1,250,000	—
Drilling and sand fracturing	(c)	1,200,000	1,200,000	—
Reopening	(c)	—	50,000	—
Bank guarantee	(d)	483,300	—	—
Total commitments -Kruh KSO		$2,116,939	$4,050,000	$—
Total Commitments		$2,732,032	$7,583,088	$—

Nature of commitments:

(a)

Operating lease commitments are contracts that allow for the use of an asset but does not convey rights of ownership of the asset. An operating lease represents an off-balance sheet financing of assets, where a leased asset and associated liabilities of future rent payments are not included on the balance sheet of a company. An operating lease represents a rental agreement for an asset from a lessor under the terms. Most of the operating leases are related with the equipment and machinery used in oil production. Rental expenses under operating leases for the years ended December 31, 2019, 2018 and 2017 were $1,184,831,  $901,106 and $958,023, respectively.

(b)

Abandonment and site restoration are primarily upstream asset removal costs at the completion of a field life related to or associated with site clearance, site restoration, and site remediation, based on government rules.

(c)

Firm capital commitments represent legally binding obligations with respect to the KSO of Kruh Block or the PSC of the Citarum Block in which the contract specifies the minimum exploration or development work to be performed by the Company within the first three years of the contract. In certain cases where the Company executes contracts requiring commitments to a work scope, those commitments have been included to the extent that the amounts and timing of payments can be reliably estimated.

(d)	Bank guarantee is a requirement for the assignment and securing of an oil block operatorship contract to guarantee the performance of the Company with respect to the firm capital commitments.